Fair Value Measurements (Fair Value Hierarchy) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	$ 988	$ 781
Derivative Financial Instruments Assets, Fair Value Disclosure	90	128
Derivative Financial Instruments Liabilities, Fair Value Disclosure	(157)	(149)
Equity Method Investments, Fair Value Disclosure	(25)	432
Business Dispositions, Fair Value Disclosure	66	84
Net Gains on Nonrecurring Fair Value Measurement	55	157
Net Gains of Sale of Controlling Interest		357
Non Cash Net Gain		272
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	193	32
Net Gains on Previously Held Interests		34
Equity Method Investment, Other than Temporary Impairment		168
Fair Value, Measurements, Recurring [Member] | Quoted price in active markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	988	781
Derivative Financial Instruments Assets, Fair Value Disclosure	0	0
Derivative Financial Instruments Liabilities, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Significant other observable inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	0	0
Derivative Financial Instruments Assets, Fair Value Disclosure	90	128
Derivative Financial Instruments Liabilities, Fair Value Disclosure	(157)	(149)
Fair Value, Measurements, Recurring [Member] | Unobservable inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	0	0
Derivative Financial Instruments Assets, Fair Value Disclosure	0	0
Derivative Financial Instruments Liabilities, Fair Value Disclosure	0	0
Fair Value, Measurements, Nonrecurring [Member] | Quoted price in active markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investments, Fair Value Disclosure		0
Business Dispositions, Fair Value Disclosure	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant other observable inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investments, Fair Value Disclosure		432
Business Dispositions, Fair Value Disclosure	66	84
Fair Value, Measurements, Nonrecurring [Member] | Unobservable inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investments, Fair Value Disclosure		0
Business Dispositions, Fair Value Disclosure	$ 0	$ 0